Trade Accounts Receivable, Net - Receivable from Coca-Cola (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The Coca-Cola company
Trade Accounts Receivable, Net
Contributions from related parties	$ 1,170	$ 2,437	$ 1,482